Financial instruments, Interest risk (Details)	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2019 USD ($)	Sep. 13, 2017 USD ($)
Interest risk [Abstract]
Increase (decrease) net annual interest income	£ 0	£ 0	£ 272,000
Finance cost	£ 3,375,000	£ 9,379,000	£ 842,000
Oxford Finance Agreement [Member] | LIBOR [Member]
Interest risk [Abstract]
Borrowings, interest rate	8.85%
Oxford Finance Agreement [Member] | LIBOR [Member] | Bottom of Range [Member]
Interest risk [Abstract]
Borrowings, interest rate	9.01%
Oxford Finance Agreement [Member] | LIBOR [Member] | Top of Range [Member]
Interest risk [Abstract]
Borrowings, interest rate	12.01%
Gates Foundation Convertible Loan [Member]
Interest risk [Abstract]
Maximum borrowing capacity | $				$ 40,000,000	$ 40,000,000
Loans received | $					25,000,000
Borrowings interest rate for first twelve months	2.00%
Gates Foundation Convertible Loan [Member] | First Tranche [Member]
Interest risk [Abstract]
Loans received | $					$ 25,000,000
Borrowings interest rate for first twelve months		2.00%		2.00%
Interest Rate Risk [Member]
Disclosure of financial assets [abstract]
Financial assets	£ 129,716,000	£ 73,966,000
Disclosure of financial liabilities [abstract]
Financial liabilities	36,654,000	19,157,000
Interest Rate Risk [Member] | Interest Bearing Loans and Borrowings [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	36,654,000	19,157,000
Interest Rate Risk [Member] | Cash and Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets	129,716,000	73,966,000
Bank of England Base Rate + 0.5% Percentage Points [Member]
Interest risk [Abstract]
Increase (decrease) net annual interest income	649,000	370,000
Bank of England Base Rate - 0.5% Percentage Points [Member]
Interest risk [Abstract]
Increase (decrease) net annual interest income	(649,000)	(370,000)
LIBOR Base Rate +0.5% Percentage Points [Member] | Oxford Finance Agreement [Member]
Interest risk [Abstract]
Finance cost	183,000	0
LIBOR Base Rate - 0.5% Percentage Points [Member] | Oxford Finance Agreement [Member]
Interest risk [Abstract]
Finance cost	£ (183,000)	£ 0